RECENTLY IMPLEMENTED ACCOUNTING STANDARDS Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue	$ 793,602	$ 690,727	$ 615,015
Cost of sales	529,031	456,488	397,724
Sales and marketing	88,587	75,135	63,870
Research and development	93,707	82,653	72,675
Income tax expense	$ 916	$ 3,199	$ 4,371
Basic net earnings per share (in dollars)	$ (0.68)	$ 0.14	$ 0.49
Diluted earnings per share - (in dollars)	$ (0.68)	$ 0.14	$ 0.48
Assets
Accounts receivable	$ 171,725	$ 173,054
Inventories	50,779	53,143
Prepaid Expense and Other Assets, Current	11,703	8,221
Other assets	12,855	12,713
Liabilities
Accounts payable and accrued liabilities	184,220	175,367
Deferred revenue - current	6,213	7,275
Deferred income tax liability	6,103	7,845
Equity [Abstract]
Retained earnings (deficit)	$ (8,295)	17,502
As previously reported
Income Statement [Abstract]
Revenue		692,077	$ 615,607
Cost of sales		457,130	397,864
Sales and marketing		75,594	64,242
Research and development		83,361	73,077
Income tax expense		$ 3,123	$ 4,310
Basic net earnings per share (in dollars)		$ 0.13	$ 0.48
Diluted earnings per share - (in dollars)		$ 0.13	$ 0.48
Assets
Accounts receivable		$ 168,503
Inventories		53,026
Prepaid Expense and Other Assets, Current		8,006
Other assets		12,058
Liabilities
Accounts payable and accrued liabilities		172,395
Deferred revenue - current		5,455
Deferred income tax liability		7,702
Equity [Abstract]
Retained earnings (deficit)		16,899
Accounting Standards Update 2014-09 | Effect of adoption of ASC 606
Income Statement [Abstract]
Revenue		(1,350)	$ (592)
Cost of sales		(642)	(140)
Sales and marketing		(459)	(372)
Research and development		(708)	(402)
Income tax expense		$ 76	$ 61
Basic net earnings per share (in dollars)		$ 0.01	$ 0.01
Diluted earnings per share - (in dollars)		$ 0.01	$ 0.01
Assets
Accounts receivable		$ 4,551
Inventories		117
Prepaid Expense and Other Assets, Current		215
Other assets		655
Liabilities
Accounts payable and accrued liabilities		2,972
Deferred revenue - current		1,820
Deferred income tax liability		143
Equity [Abstract]
Retained earnings (deficit)		$ 603